Average Annual Total Returns{- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2015 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	12.58%	8.37%	[1]	7.51%	4.76%	[1]	11.62%	8.53%	[1]

[1]	(a)From June 7, 2017